Regulatory Capital - Summary of Regulatory Capital Position (Parenthetical) (Detail) - Credit valuation adjustment (CVA) capital charge [Member]	Jul. 31, 2019	Oct. 31, 2018
Disclosure of regulatory capital and capital ratios [line items]
Scalars for inclusion in the common equity tier 1 risk-weighted assets	100.00%	80.00%
Scalars for inclusion in the tier 1 risk-weighted assets	100.00%	83.00%
Scalars for inclusion in the total Capital risk-weighted assets	100.00%	86.00%